Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Loss per share
Schedule of earnings per share

	For the Six Months
	Ended June 30,
In CHF thousands except for share and per share data	2026	2025
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(12,927)	(40,218)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	101,963,177	100,519,884
Basic and diluted loss per share for the period attributable to equity holders	(0.13)	(0.40)